Disclosure of detailed information about property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Property, plant and equipment at beginning of period	$ 450,278
Property, plant and equipment at end of period	465,539	$ 450,278
Cost [Member]
Statements Line Items
Property, plant and equipment at beginning of period	1,190,619	1,186,591	$ 1,299,004
Additions	26,997	24,784	16,999
Disposals and derecognition		(20,756)	(129,412)
Property, plant and equipment at end of period	1,217,616	1,190,619	1,186,591
Accumulated depreciation [Member]
Statements Line Items
Property, plant and equipment at beginning of period	740,341	714,887	684,544
Additions	11,736	39,344	136,200
Disposals and derecognition		(13,890)	(105,857)
Property, plant and equipment at end of period	752,077	740,341	714,887
Computer [Member]
Statements Line Items
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Computer [Member] | Cost [Member]
Statements Line Items
Property, plant and equipment at beginning of period	110,243	110,243	99,694
Additions	0	0	10,549
Disposals and derecognition		0	0
Property, plant and equipment at end of period	110,243	110,243	110,243
Computer [Member] | Accumulated depreciation [Member]
Statements Line Items
Property, plant and equipment at beginning of period	110,243	107,132	99,694
Additions	0	3,111	7,438
Disposals and derecognition		0	0
Property, plant and equipment at end of period	110,243	110,243	107,132
Field [Member]
Statements Line Items
Property, plant and equipment at beginning of period	11,475
Property, plant and equipment at end of period	27,578	11,475
Field [Member] | Cost [Member]
Statements Line Items
Property, plant and equipment at beginning of period	60,177	80,933	154,113
Additions	26,997	0	6,450
Disposals and derecognition		(20,756)	(79,630)
Property, plant and equipment at end of period	87,174	60,177	80,933
Field [Member] | Accumulated depreciation [Member]
Statements Line Items
Property, plant and equipment at beginning of period	48,702	55,488	113,331
Additions	10,894	7,104	12,601
Disposals and derecognition		(13,890)	(70,444)
Property, plant and equipment at end of period	59,596	48,702	55,488
Office [Member]
Statements Line Items
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Office [Member] | Cost [Member]
Statements Line Items
Property, plant and equipment at beginning of period	2,381	2,381	4,746
Additions	0	0	0
Disposals and derecognition		0	(2,365)
Property, plant and equipment at end of period	2,381	2,381	2,381
Office [Member] | Accumulated depreciation [Member]
Statements Line Items
Property, plant and equipment at beginning of period	2,381	2,381	4,134
Additions	0	0	0
Disposals and derecognition		0	(1,753)
Property, plant and equipment at end of period	2,381	2,381	2,381
Vehicles [Member]
Statements Line Items
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Vehicles [Member] | Cost [Member]
Statements Line Items
Property, plant and equipment at beginning of period	0	0	47,417
Additions	0	0	0
Disposals and derecognition		0	(47,417)
Property, plant and equipment at end of period	0	0	0
Vehicles [Member] | Accumulated depreciation [Member]
Statements Line Items
Property, plant and equipment at beginning of period	0	0	32,989
Additions	0	0	671
Disposals and derecognition		0	(33,660)
Property, plant and equipment at end of period	0	0	0
Building [Member]
Statements Line Items
Property, plant and equipment at beginning of period	19,940
Property, plant and equipment at end of period	19,098	19,940
Building [Member] | Cost [Member]
Statements Line Items
Property, plant and equipment at beginning of period	598,955	578,508	578,508
Additions	0	20,447	0
Disposals and derecognition		0	0
Property, plant and equipment at end of period	598,955	598,955	578,508
Building [Member] | Accumulated depreciation [Member]
Statements Line Items
Property, plant and equipment at beginning of period	579,015	549,886	434,396
Additions	842	29,129	115,490
Disposals and derecognition		0	0
Property, plant and equipment at end of period	579,857	579,015	549,886
Land [Member]
Statements Line Items
Property, plant and equipment at beginning of period	418,863
Property, plant and equipment at end of period	418,863	418,863
Land [Member] | Cost [Member]
Statements Line Items
Property, plant and equipment at beginning of period	418,863	414,526	414,526
Additions	0	4,337	0
Disposals and derecognition		0	0
Property, plant and equipment at end of period	418,863	418,863	414,526
Land [Member] | Accumulated depreciation [Member]
Statements Line Items
Property, plant and equipment at beginning of period	0	0	0
Additions	0	0	0
Disposals and derecognition		0	0
Property, plant and equipment at end of period	$ 0	$ 0	$ 0